Asset Disposition And Asset Held For Sale	12 Months Ended
Aug. 31, 2019
Asset Disposition And Asset Held For Sale [Abstract]
Asset Disposition And Asset Held For Sale

3. ASSET DISPOSITION AND ASSET HELD FOR SALE

Shaw Tracking

In the third quarter of fiscal 2017, the Company entered into an agreement to sell a group of assets comprising the operations of Shaw Tracking, a fleet tracking operation reported within the Company’s Wireline segment, for proceeds of approximately US $20 million, net of working capital adjustments. Accordingly, the operating results and operating cash flows of the Tracking business are presented as discontinued operations separate from the Company’s continuing operations.

The transaction closed on September 15, 2017 and the Company recognized a loss on the divestiture within income from discontinued operations as follows:

August 31, 2018
Proceeds on disposal, net of transaction costs of $nil	18
Net assets disposed	(22)
(4)
Income taxes	2
Loss on divestiture, net of tax	(6)

The assets and liabilities disposed of were as follows:
$
Accounts receivable	6
Inventories	5
Other current assets	1
Other long-term assets	25
Goodwill	24
61
Accounts payable and accrued liabilities	8
Deferred credits	33
Deferred income tax liabilities	(2)
22

Results of Discontinued Operations
A reconciliation of the major classes of line items constituting income from discontinued operations, net of tax, as presented in the consolidated statements of income is as follows:

August 31, 2018
Revenue	1
Operating, general and administrative expenses	-
Purchases of goods and services	1
1
Income from discontinued operations before loss on divestiture	-
Loss on divestiture, net of tax	(6)
Loss from discontinued operations, net of tax	(6)